Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2011
Common Shares/Accumulated Other Comprehensive Income [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME

20. ACCUMULATED OTHER COMPREHENSIVE INCOME

The following is a continuity schedule of accumulated other comprehensive income:

	11111110	11111110	11111110
	2011	2010	2009

Accumulated net unrealized gains on translation of net investment in foreign operations
Balance, beginning of year	$759	$742	$343
Net unrealized (losses) gains	(171)	20	399
Repurchase of shares under normal course issuer bid [note 19]	(41)	(3)	—

Balance, end of year	547	759	742

Accumulated net unrealized gains (losses) on cash flow hedges [a]
Balance, beginning of year	40	(13)	(113)
Net unrealized (losses) gains	(41)	80	41
Reclassification of net (gains) losses to net income (loss)	(22)	(27)	59

Balance, end of year	(23)	40	(13)

Accumulated net unrealized gains on available-for-sale investments
Balance, beginning of year	11	—	—
Net unrealized (losses) gains	(6)	11	—

Balance, end of year	5	11	—

Accumulated net unrealized losses on other long-term liabilities [b]
Balance, beginning of year	(58)	(44)	(59)
Net unrealized (losses) gains	(49)	(14)	15

Balance, end of year	(107)	(58)	(44)

Total accumulated other comprehensive income [c]	$422	$752	$685

[a]	The amount of income tax benefit (obligation) that has been netted in the accumulated net unrealized gain (loss) on cash flow hedges is as follows:

	00000000	00000000	00000000
	2011	2010	2009

Balance, beginning of year	$ (15)	$ 2	$ 48
Net unrealized losses (gains)	18	(22)	(26)
Reclassification of net gains (losses) to net income (loss)	9	5	(20)

Balance, end of year	$ 12	$ (15)	$ 2

[b]	The amount of income tax benefit that has been netted in the accumulated net unrealized gain (loss) on other long-term liabilities is as follows:

	00000000	00000000	00000000
	2011	2010	2009

Balance, beginning of year	$1	$6	$2
Net unrealized losses (gains)	23	(5)	4

Balance, end of year	$24	$1	$6

[c]	The amount of other comprehensive income that is expected to be reclassified to net income during 2012 is $9 million [net of income tax of $3 million].